Schedule of Investments (unaudited)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Ballyrock CLO Ltd., Series 2023-25A, Class C, (3-mo. CME Term SOFR + 4.70%), 9.98%, 01/25/36(a)(b)	USD	1,000	$ 1,009,005
Bryant Park Funding Ltd., Series 2024-23A, Class D1, (3-mo. CME Term SOFR + 3.85%), 9.18%, 05/15/37(a)(b)		1,000	1,015,024
Eaton Vance CLO Ltd., Series 2019-1A, Class D1R2, (3-mo. CME Term SOFR + 3.35%), 8.68%, 07/15/37(a)(b)		2,000	2,024,662
Golub Capital Partners CLO Ltd.(a)(b)
Series 2023-66B, Class D, (3-mo. CME Term SOFR + 5.50%), 10.78%, 04/25/36		1,000	1,033,714
Series 2024-74A, Class D1, (3-mo. CME Term SOFR + 3.20%), 8.51%, 07/25/37		1,500	1,520,071
Madison Park Funding LXIX Ltd., Series 2024-69A, Class D1, (3-mo. CME Term SOFR + 3.35%), 8.68%, 07/25/37(a)(b)		1,090	1,105,597
Oaktree CLO Ltd., Series 2024-26A, Class D1, (3-mo. CME Term SOFR + 3.45%), 8.78%, 04/20/37(a)(b)		1,500	1,523,155
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3-mo. CME Term SOFR + 5.45%), 10.73%, 04/20/36(a)(b)		1,000	1,034,438
Sycamore Tree CLO Ltd., Series 2023-3A, Class D1R, (3-mo. CME Term SOFR + 4.25%), 9.53%, 04/20/37(a)(b)		1,590	1,622,471
Symphony CLO Ltd.(a)(b)
Series 2023-38, Class D, (3-mo. CME Term SOFR + 5.20%), 10.48%, 04/24/36		1,000	1,036,822
Series 2023-40A, Class D, (3-mo. CME Term SOFR + 5.00%), 10.30%, 01/14/34		1,000	1,034,810
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(c)	GBP	100	137,548
Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3-mo. CME Term SOFR + 5.15%), 10.43%, 04/20/36(a)(b)	USD	1,000	1,028,044
Total Asset-Backed Securities — 2.9% (Cost: $14,819,512)			15,125,361

	Shares
Common Stocks
Construction & Engineering — 0.0%
McDermott International Ltd.(d)	141,483	28,297
Electrical Equipment — 0.0%
SunPower Corp.(d)	1,707	—
Financial Services(d) — 0.1%
NMG Parent LLC	1,477	175,763
Travelport Finance Luxembourg SARL(e)	230	601,586
		777,349
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(d)(e)	1,661	8,304
Health Care Providers & Services — 0.1%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $875,815)(d)(f)	28,198	292,554
Industrial Conglomerates — 0.0%
Ameriforge Group, Inc.(d)(e)	1,664	—
Security	Shares	Value
Media — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $73,447)(d)(e)(f)	5,846	$ 385,836
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(d)	213	21
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.(d)(e)	24,798	198,382
Total Common Stocks — 0.3% (Cost: $3,852,085)		1,690,743

		Par (000)
Corporate Bonds
Advertising Agencies — 0.2%
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27	USD	113	111,091
7.75%, 04/15/28		168	150,328
9.00%, 09/15/28		203	215,813
7.50%, 06/01/29		120	103,351
7.88%, 04/01/30		210	219,596
CMG Media Corp., 8.88%, 12/15/27(b)		47	27,495
Lamar Media Corp., 4.00%, 02/15/30		15	14,131
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		186	182,196
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		96	95,453
4.25%, 01/15/29		65	61,890
4.63%, 03/15/30		22	20,904
7.38%, 02/15/31		75	80,062
Stagwell Global LLC, 5.63%, 08/15/29(b)		32	30,938
			1,313,248
Aerospace & Defense(b) — 0.5%
AAR Escrow Issuer LLC, 6.75%, 03/15/29		71	73,841
Bombardier, Inc.
6.00%, 02/15/28		105	105,694
7.50%, 02/01/29		4	4,232
8.75%, 11/15/30		118	129,573
7.25%, 07/01/31		44	46,516
7.00%, 06/01/32		62	64,848
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26		200	199,392
Spirit AeroSystems, Inc.
9.38%, 11/30/29		111	120,419
9.75%, 11/15/30		128	142,720
TransDigm, Inc.
6.75%, 08/15/28		240	247,029
6.38%, 03/01/29		444	458,084
7.13%, 12/01/31		191	202,013
6.63%, 03/01/32		585	609,185
6.00%, 01/15/33		287	291,065
Triumph Group, Inc., 9.00%, 03/15/28		191	199,942
			2,894,553
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30(b)		44	44,873
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobile Components — 0.2%
Clarios Global LP/Clarios U.S. Finance Co.(b)
8.50%, 05/15/27	USD	624	$ 626,032
6.75%, 05/15/28		85	87,614
Forvia SE, 3.75%, 06/15/28(c)	EUR	100	106,894
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	USD	29	29,678
Goodyear Tire & Rubber Co.
5.00%, 07/15/29		26	23,913
5.63%, 04/30/33		30	26,470
Mahle GmbH, 6.50%, 05/02/31(c)	EUR	100	108,087
Phinia, Inc., 6.63%, 10/15/32(b)	USD	28	28,231
Tenneco, Inc., 8.00%, 11/17/28(b)		77	71,451
ZF Finance GmbH, 5.75%, 08/03/26(c)	EUR	100	113,206
			1,221,576
Automobiles — 0.2%
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD	39	37,965
5.00%, 02/15/32(b)		25	23,707
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(c)	GBP	100	133,087
Carvana Co.(b)(g)
(13.00% PIK), 13.00%, 06/01/30	USD	96	104,572
(14.00% PIK), 14.00%, 06/01/31		225	265,185
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		50	52,863
Group 1 Automotive, Inc., 6.38%, 01/15/30(b)		34	34,540
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)		39	37,720
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29		103	98,969
8.25%, 08/01/31		87	92,378
Venture Holdings Trust, 12.00%, 06/01/09(d)(e)(h)		5,150	1
Wabash National Corp., 4.50%, 10/15/28(b)		70	64,128
			945,115
Banks — 0.2%
Banca Monte dei Paschi di Siena SpA, (3-mo. EURIBOR + 2.05%), 4.75%, 03/15/29(a)(c)	EUR	100	114,695
Banco de Credito Social Cooperativo SA, (1-year EURIBOR ICE Swap + 1.70%), 4.13%, 09/03/30(a)(c)		100	112,772
Banco Espirito Santo SA(d)(h)
2.63%, 05/08/17(c)		100	31,168
4.75%, 01/15/18		200	62,337
4.00%, 01/21/19		100	31,168
Barclays Bank PLC, 1.00%, 02/16/29(i)	USD	93	93,814
Deutsche Bank AG, (5-year EURIBOR ICE Swap + 4.55%), 4.50%(a)(c)(j)	EUR	200	204,680
Freedom Mortgage Corp., 12.25%, 10/01/30(b)	USD	26	29,119
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(c)	EUR	100	115,927
			795,680
Broadline Retail — 0.0%
Rakuten Group, Inc., 9.75%, 04/15/29(b)	USD	200	218,250
Building Materials — 0.4%
Builders FirstSource, Inc., 6.38%, 03/01/34(b)		51	52,956
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)		67	67,799
EMRLD Borrower LP/Emerald Co-Issuer, Inc.(b)
6.63%, 12/15/30		703	724,860
6.75%, 07/15/31		55	57,357
JELD-WEN, Inc., 7.00%, 09/01/32(b)		96	97,009
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		26	25,389
9.75%, 07/15/28		47	48,011
Security		Par (000)	Value
Building Materials (continued)
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28	USD	119	$ 119,439
8.88%, 11/15/31		178	192,007
Standard Building Solutions, Inc., 6.50%, 08/15/32(b)		84	86,978
Standard Industries, Inc.
2.25%, 11/21/26(c)	EUR	100	107,463
4.38%, 07/15/30(b)	USD	176	166,584
3.38%, 01/15/31(b)		34	30,289
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31(b)		102	108,049
Wilsonart LLC, 11.00%, 08/15/32(b)		74	74,022
			1,958,212
Building Products(b) — 0.2%
Beacon Roofing Supply, Inc.
4.13%, 05/15/29		31	29,206
6.50%, 08/01/30		48	49,680
Foundation Building Materials, Inc., 6.00%, 03/01/29		18	15,851
GYP Holdings III Corp., 4.63%, 05/01/29		74	70,543
White Cap Buyer LLC, 6.88%, 10/15/28		532	536,962
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(g)		109	109,069
			811,311
Capital Markets — 0.3%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)		79	82,124
Ares Capital Corp.
5.88%, 03/01/29		35	35,841
5.95%, 07/15/29		70	71,851
Ares Strategic Income Fund, 02/15/30(b)(k)		77	76,391
Blackstone Private Credit Fund
3.25%, 03/15/27		24	22,873
5.95%, 07/16/29(b)		34	34,618
6.25%, 01/25/31(b)		31	31,846
Blue Owl Capital Corp., 3.40%, 07/15/26		5	4,841
Blue Owl Capital Corp. II, 8.45%, 11/15/26(b)		38	39,898
Blue Owl Credit Income Corp.
7.75%, 09/16/27		58	61,104
6.60%, 09/15/29(b)		25	25,647
6.65%, 03/15/31		75	76,603
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(b)		26	26,122
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		65	63,148
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(b)		35	35,827
HPS Corporate Lending Fund, 6.75%, 01/30/29(b)		50	51,790
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		194	185,899
9.75%, 01/15/29(b)		77	79,885
4.38%, 02/01/29		55	48,067
9.00%, 06/15/30(b)		49	49,405
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27(i)		100	100,600
Oaktree Strategic Credit Fund(b)
8.40%, 11/14/28		43	46,516
6.50%, 07/23/29		43	43,669
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70%(a)(j)		69	71,483
			1,366,048
Chemicals — 0.6%
Avient Corp., 6.25%, 11/01/31(b)		37	37,930
Chemours Co.
4.00%, 05/15/26	EUR	100	110,641

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
Chemours Co. (continued)
5.38%, 05/15/27	USD	60	$ 58,736
5.75%, 11/15/28(b)		103	97,841
4.63%, 11/15/29(b)		39	34,925
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(c)	EUR	100	111,048
Herens Holdco SARL, 4.75%, 05/15/28(b)	USD	200	174,555
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)		157	158,727
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/29(c)	EUR	100	117,841
Ingevity Corp., 3.88%, 11/01/28(b)	USD	23	21,598
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(g)		90	75,375
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)		42	40,851
Mativ Holdings, Inc., 10/01/29(b)(k)		50	51,034
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		55	53,518
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(c)	EUR	100	119,423
9.75%, 11/15/28(b)	USD	200	213,452
7.25%, 06/15/31(b)		200	208,116
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		185	177,602
WR Grace Holdings LLC(b)
4.88%, 06/15/27		55	54,197
5.63%, 08/15/29		1,040	976,958
7.38%, 03/01/31		53	55,530
			2,949,898
Commercial Services & Supplies — 1.2%
ADT Security Corp.(b)
4.13%, 08/01/29		9	8,596
4.88%, 07/15/32		68	64,950
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		406	414,724
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(b)		715	638,963
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(b)		400	375,712
4.88%, 06/01/28(c)	GBP	100	123,061
APCOA Group GmbH, 04/15/31(a)(c)(k)	EUR	100	111,297
APi Group DE, Inc.(b)
4.13%, 07/15/29	USD	67	62,997
4.75%, 10/15/29		32	30,686
APX Group, Inc.(b)
6.75%, 02/15/27		46	46,126
5.75%, 07/15/29		86	85,145
Block, Inc.
2.75%, 06/01/26		161	156,090
6.50%, 05/15/32(b)		273	284,280
Boels Topholding BV, 5.75%, 05/15/30(c)	EUR	100	114,398
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)	USD	200	214,609
Brink’s Co.(b)
6.50%, 06/15/29		39	40,402
6.75%, 06/15/32		58	60,499
Champions Financing, Inc., 8.75%, 02/15/29(b)		279	284,177
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28(b)		144	143,398
7.88%, 12/01/30(b)		161	173,448
7.00%, 05/01/31(b)		259	272,988
7.50%, 06/01/31(b)		145	152,979
7.00%, 06/15/32(b)		140	146,958
04/15/33(k)		98	97,510
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Garda World Security Corp.(b)
4.63%, 02/15/27	USD	61	$ 59,892
9.50%, 11/01/27		30	30,039
7.75%, 02/15/28		175	181,459
6.00%, 06/01/29		27	25,911
8.25%, 08/01/32		94	96,209
Global Payments, Inc., 1.50%, 03/01/31(b)(i)		142	135,610
Herc Holdings, Inc., 6.63%, 06/15/29(b)		58	60,075
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)		39	37,475
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)		178	178,048
Q-Park Holding I BV, 5.13%, 02/15/30(c)	EUR	100	113,541
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)	USD	65	65,553
Service Corp. International
3.38%, 08/15/30		2	1,813
4.00%, 05/15/31		49	45,342
5.75%, 10/15/32		230	231,506
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(b)
4.63%, 11/01/26		46	45,526
6.75%, 08/15/32		221	230,732
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		202	177,049
United Rentals North America, Inc., 6.13%, 03/15/34(b)		45	46,505
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		205	215,967
Williams Scotsman, Inc.(b)
6.63%, 06/15/29		28	28,829
7.38%, 10/01/31		54	57,076
Worldline SA/France, 0.00%, 07/30/26(c)(l)	EUR	18	18,183
			6,186,333
Construction & Engineering — 0.2%
Arcosa, Inc.(b)
4.38%, 04/15/29	USD	117	112,150
6.88%, 08/15/32		14	14,652
Azzurra Aeroporti SpA, 2.63%, 05/30/27(c)	EUR	100	107,093
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)	USD	624	668,211
Dycom Industries, Inc., 4.50%, 04/15/29(b)		37	35,717
			937,823
Consumer Finance — 0.1%
Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)		21	22,192
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		61	61,582
Navient Corp.
5.50%, 03/15/29		66	64,025
9.38%, 07/25/30		70	77,650
OneMain Finance Corp.
6.63%, 01/15/28		53	53,964
9.00%, 01/15/29		122	129,279
5.38%, 11/15/29		32	30,751
7.88%, 03/15/30		99	103,493
4.00%, 09/15/30		95	84,615
7.50%, 05/15/31		27	27,793
7.13%, 11/15/31		45	45,541
SLM Corp., 3.13%, 11/02/26		56	53,835
			754,720
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
5.88%, 02/15/28		84	84,375
6.50%, 02/15/28		10	10,182
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(c)	GBP	100	132,320
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 6.95%, 07/01/29(a)(c)	EUR	100	$ 111,872
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29	USD	23	22,956
			361,705
Containers & Packaging — 0.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27		200	201,437
4.00%, 09/01/29		285	254,396
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(c)	EUR	100	96,296
4.13%, 08/15/26(b)	USD	200	180,289
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		76	76,721
6.88%, 01/15/30		115	117,442
8.75%, 04/15/30		252	255,892
Fiber Bidco SpA, 6.13%, 06/15/31(c)	EUR	100	110,758
LABL, Inc.(b)
6.75%, 07/15/26	USD	17	16,986
5.88%, 11/01/28		49	45,891
9.50%, 11/01/28		117	120,894
10/01/31(k)		93	92,289
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27		784	810,011
9.25%, 04/15/27		40	41,015
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(b)		32	32,874
Sealed Air Corp.(b)
5.00%, 04/15/29		15	14,773
6.50%, 07/15/32		46	47,434
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)		27	29,973
			2,545,371
Diversified REITs — 0.3%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		35	32,627
HAT Holdings I LLC/HAT Holdings II LLC(b)
3.38%, 06/15/26		59	57,135
8.00%, 06/15/27		54	57,207
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		77	74,218
Iron Mountain, Inc.(b)
7.00%, 02/15/29		152	158,431
5.25%, 07/15/30		6	5,924
5.63%, 07/15/32		44	43,887
SBA Communications Corp.
3.13%, 02/01/29		294	271,743
3.88%, 02/15/27		27	26,313
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		495	528,366
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(b)		147	146,102
			1,401,953
Diversified Telecommunication Services — 1.0%
Altice Financing SA(b)
9.63%, 07/15/27		200	194,794
5.75%, 08/15/29		236	189,659
Altice France SA, 5.13%, 07/15/29(b)		200	140,643
CommScope, Inc., 4.75%, 09/01/29(b)		95	79,800
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	USD	200	$ 193,547
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27		12	12,049
5.00%, 05/01/28		21	20,811
8.75%, 05/15/30		550	586,115
8.63%, 03/15/31		98	105,653
Iliad Holding SASU, 7.00%, 10/15/28(b)		200	203,463
Level 3 Financing, Inc.(b)
10.50%, 04/15/29		238	259,432
4.88%, 06/15/29		114	95,760
11.00%, 11/15/29		780	863,364
10.50%, 05/15/30		348	374,535
10.75%, 12/15/30		13	14,706
Lorca Telecom Bondco SA, 5.75%, 04/30/29(c)	EUR	100	116,187
Lumen Technologies, Inc.(b)
4.13%, 04/15/29	USD	50	41,946
4.13%, 04/15/30		50	40,313
Optics Bidco SpA, 7.20%, 07/18/36(b)		200	215,234
Sable International Finance Ltd., 10/15/32(b)(k)		200	200,406
SoftBank Group Corp., 2.88%, 01/06/27(c)	EUR	100	108,532
T-Mobile U.S., Inc.
3.38%, 04/15/29	USD	67	64,304
3.50%, 04/15/31		26	24,465
Viavi Solutions, Inc., 3.75%, 10/01/29(b)		31	28,130
Vmed O2 U.K. Financing I PLC
4.50%, 07/15/31(c)	GBP	100	115,312
4.75%, 07/15/31(b)	USD	200	178,005
Windstream Escrow LLC/Windstream Escrow Finance Corp.(b)
7.75%, 08/15/28		124	124,116
10/01/31(k)		59	59,981
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		589	526,827
6.13%, 03/01/28		185	153,550
			5,331,639
Electric Utilities — 0.2%
Alpha Generation LLC, 6.75%, 10/15/32(b)		79	80,114
Calpine Corp.(b)
4.63%, 02/01/29		99	95,618
5.00%, 02/01/31		19	18,396
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)		8	7,850
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(j)		144	142,573
FirstEnergy Corp., 4.00%, 05/01/26(i)		148	154,882
Lightning Power LLC, 7.25%, 08/15/32(b)		23	24,185
NextEra Energy Capital Holdings, Inc., (5-year CMT + 2.46%), 6.75%, 06/15/54(a)		70	75,536
NRG Energy, Inc., 7.00%, 03/15/33(b)		25	27,772
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		32	30,956
PG&E Corp., 4.25%, 12/01/27(b)(i)		50	54,150
Pike Corp., 8.63%, 01/31/31(b)		23	24,592
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		34	37,054
Texas Competitive Electric Holdings, Series M, 5.03%, 10/10/19(d)(e)(h)		2,375	—
TransAlta Corp., 7.75%, 11/15/29		8	8,450
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(b)(j)		44	46,092
Vistra Operations Co. LLC(b)
5.63%, 02/15/27		41	40,938

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Vistra Operations Co. LLC(b) (continued)
5.00%, 07/31/27	USD	5	$ 4,976
7.75%, 10/15/31		70	75,362
6.88%, 04/15/32		95	99,933
			1,049,429
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp., 5.55%, 08/22/34		44	45,018
Coherent Corp., 5.00%, 12/15/29(b)		109	106,577
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)		33	33,782
Sensata Technologies BV, 4.00%, 04/15/29(b)		36	34,318
Sensata Technologies, Inc., 4.38%, 02/15/30(b)		146	139,528
WESCO Distribution, Inc., 6.38%, 03/15/29(b)		38	39,258
Zebra Technologies Corp., 6.50%, 06/01/32(b)		29	30,277
			428,758
Energy Equipment & Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		77	77,241
6.25%, 04/01/28		37	37,184
6.63%, 09/01/32		115	117,932
Enerflex Ltd., 9.00%, 10/15/27(b)		83	85,623
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)		133	137,642
Oceaneering International, Inc., 6.00%, 02/01/28		18	18,035
Star Holding LLC, 8.75%, 08/01/31(b)		62	59,123
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27		167	168,412
7.13%, 03/15/29(b)		106	109,175
Weatherford International Ltd., 8.63%, 04/30/30(b)		107	111,496
			921,863
Entertainment — 0.6%
Boyne USA, Inc., 4.75%, 05/15/29(b)		165	158,620
Caesars Entertainment, Inc.(b)
4.63%, 10/15/29		338	321,512
7.00%, 02/15/30		386	403,253
6.50%, 02/15/32		175	181,022
Churchill Downs, Inc.(b)
4.75%, 01/15/28		47	46,083
5.75%, 04/01/30		231	231,253
6.75%, 05/01/31		102	105,331
Cinemark USA, Inc., 7.00%, 08/01/32(b)		28	29,231
Light & Wonder International, Inc., 7.50%, 09/01/31(b)		81	84,959
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)		54	48,477
Live Nation Entertainment, Inc.(b)
4.75%, 10/15/27		68	67,038
3.75%, 01/15/28		35	33,631
Lottomatica SpA/Roma, (3-mo. EURIBOR + 4.00%), 7.51%, 12/15/30(a)(c)	EUR	100	112,175
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)	USD	40	38,367
Odeon Finco PLC, 12.75%, 11/01/27(b)		519	545,354
Pinewood Finco PLC, 6.00%, 03/27/30(c)	GBP	100	134,068
Playtika Holding Corp., 4.25%, 03/15/29(b)	USD	21	19,273
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		34	25,434
5.88%, 09/01/31		49	33,444
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26(b)		25	24,266
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)		69	68,479
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)		135	139,822
Security		Par (000)	Value
Entertainment (continued)
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/32(b)	USD	24	$ 24,854
Vail Resorts, Inc., 6.50%, 05/15/32(b)		90	94,043
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		202	199,575
7.13%, 02/15/31		128	138,099
6.25%, 03/15/33		45	45,587
			3,353,250
Environmental, Maintenance & Security Service — 0.4%
Clean Harbors, Inc., 6.38%, 02/01/31(b)		7	7,171
GFL Environmental, Inc.(b)
4.00%, 08/01/28		8	7,683
4.75%, 06/15/29		164	159,975
4.38%, 08/15/29		65	62,303
6.75%, 01/15/31		107	112,225
Madison IAQ LLC, 5.88%, 06/30/29(b)		1,178	1,146,855
Reworld Holding Corp.
4.88%, 12/01/29(b)		43	40,478
5.00%, 09/01/30		21	19,697
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		328	326,364
Wrangler Holdco Corp., 6.63%, 04/01/32(b)		38	39,498
			1,922,249
Financial Services — 0.4%
Air Lease Corp., Series D, (5-year CMT + 2.56%), 6.00%(a)(j)		30	29,690
Enact Holdings, Inc., 6.25%, 05/28/29		22	22,842
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		97	100,826
9.13%, 05/15/31		68	69,911
GGAM Finance Ltd.(b)
8.00%, 02/15/27		83	86,736
8.00%, 06/15/28		29	31,084
6.88%, 04/15/29		65	67,618
5.88%, 03/15/30		52	52,068
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		32	32,502
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)		200	190,162
Macquarie Airfinance Holdings Ltd.(b)
8.38%, 05/01/28		28	29,437
6.40%, 03/26/29		15	15,612
8.13%, 03/30/29		57	60,369
6.50%, 03/26/31		40	42,224
Nationstar Mortgage Holdings, Inc.(b)
5.00%, 02/01/26		322	320,438
6.00%, 01/15/27		28	28,003
6.50%, 08/01/29		128	130,154
5.13%, 12/15/30		21	20,145
5.75%, 11/15/31		79	77,386
7.13%, 02/01/32		183	191,116
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		72	76,775
7.13%, 11/15/30		68	70,410
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26		203	194,896
3.88%, 03/01/31		68	62,610
4.00%, 10/15/33		27	24,119
			2,027,133
Food Products — 0.3%
Aramark International Finance SARL, 3.13%, 04/01/25(c)	EUR	100	110,717
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Aramark Services, Inc., 5.00%, 02/01/28(b)	USD	100	$ 99,678
B&G Foods, Inc., 8.00%, 09/15/28(b)		22	23,013
Chobani LLC/Chobani Finance Corp., Inc.(b)
4.63%, 11/15/28		264	257,100
7.63%, 07/01/29		298	312,936
Darling Ingredients, Inc., 6.00%, 06/15/30(b)		76	76,723
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31		27	28,643
9.63%, 09/15/32		32	33,124
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)		21	21,838
Performance Food Group, Inc.(b)
4.25%, 08/01/29		74	70,370
6.13%, 09/15/32		129	131,819
Post Holdings, Inc.(b)
4.63%, 04/15/30		36	34,447
4.50%, 09/15/31		28	26,158
6.25%, 02/15/32		70	72,080
6.38%, 03/01/33		58	58,947
10/15/34(k)		49	49,309
U.S. Foods, Inc.(b)
4.63%, 06/01/30		13	12,559
7.25%, 01/15/32		60	63,501
United Natural Foods, Inc., 6.75%, 10/15/28(b)		22	20,982
			1,503,944
Gas Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)		18	18,902
Ground Transportation(b) — 0.0%
Genesee & Wyoming, Inc., 6.25%, 04/15/32		106	109,005
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32		33	34,395
			143,400
Health Care Equipment & Supplies(b) — 0.2%
Bausch & Lomb Corp., 8.38%, 10/01/28		434	458,955
Medline Borrower LP
3.88%, 04/01/29		157	148,642
5.25%, 10/01/29		432	423,871
Neogen Food Safety Corp., 8.63%, 07/20/30		64	70,837
Sotera Health Holdings LLC, 7.38%, 06/01/31		48	49,849
			1,152,154
Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(b)		46	43,805
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		110	107,574
Catalent Pharma Solutions, Inc.(b)
5.00%, 07/15/27		206	204,980
3.13%, 02/15/29		25	24,558
3.50%, 04/01/30		86	84,594
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		168	165,323
6.00%, 01/15/29		180	174,742
5.25%, 05/15/30		215	197,866
4.75%, 02/15/31		72	63,291
10.88%, 01/15/32		165	181,828
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(b)		95	99,894
DaVita, Inc., 6.88%, 09/01/32(b)		43	44,421
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)		39	39,256
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		32	32,266
HCA, Inc., 5.45%, 09/15/34		20	20,579
Security		Par (000)	Value
Health Care Providers & Services (continued)
HealthEquity, Inc., 4.50%, 10/01/29(b)	USD	182	$ 175,892
LifePoint Health, Inc.(b)
9.88%, 08/15/30		65	71,565
11.00%, 10/15/30		157	177,157
10.00%, 06/01/32		68	74,757
Star Parent, Inc., 9.00%, 10/01/30(b)		251	269,468
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)		166	173,266
Tenet Healthcare Corp., 6.75%, 05/15/31		288	300,203
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)		63	65,253
			2,792,538
Health Care REITs — 0.1%
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	100	120,710
4.63%, 08/01/29	USD	147	118,237
3.50%, 03/15/31		146	106,621
			345,568
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts LP, 5.50%, 04/15/35		54	54,783
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		56	58,211
Pebblebrook Hotel LP/PEB Finance Corp., 10/15/29(b)(k)		29	29,192
Pebblebrook Hotel Trust, 1.75%, 12/15/26(i)		3	2,751
RHP Hotel Properties LP/RHP Finance Corp.(b)
7.25%, 07/15/28		68	71,154
4.50%, 02/15/29		153	148,040
6.50%, 04/01/32		194	200,484
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		74	68,119
Service Properties Trust
8.63%, 11/15/31(b)		398	432,809
8.88%, 06/15/32		113	107,939
			1,173,482
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC/New Red Finance, Inc., 5.63%, 09/15/29(b)		46	46,665
Acushnet Co., 7.38%, 10/15/28(b)		2	2,108
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 4.00%, 10/15/30(b)		75	69,161
Carnival Corp.(b)
5.75%, 03/01/27		15	15,191
6.00%, 05/01/29		260	263,432
7.00%, 08/15/29		12	12,750
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)		561	605,357
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		139	132,721
6.75%, 01/15/30		586	545,952
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/30		14	13,814
3.63%, 02/15/32(b)		12	10,841
5.88%, 03/15/33(b)		160	163,032
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		31	32,436
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		77	77,524
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		78	75,869
Melco Resorts Finance Ltd., 5.38%, 12/04/29(b)		200	187,750
MGM Resorts International, 6.13%, 09/15/29		112	113,394
NCL Corp. Ltd.(b)
5.88%, 03/15/26		97	97,006
8.13%, 01/15/29		31	33,145
7.75%, 02/15/29		51	54,652

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
NCL Corp. Ltd.(b) (continued)
6.25%, 03/01/30	USD	74	$ 73,918
NCL Finance Ltd., 6.13%, 03/15/28(b)		46	46,920
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		36	38,982
Royal Caribbean Cruises Ltd.(b)
4.25%, 07/01/26		24	23,729
5.38%, 07/15/27		25	25,224
5.50%, 04/01/28		40	40,507
5.63%, 09/30/31		283	286,714
6.25%, 03/15/32		39	40,456
6.00%, 02/01/33		226	231,692
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		85	83,608
11.25%, 12/15/27		6	6,226
Station Casinos LLC(b)
4.50%, 02/15/28		69	66,629
4.63%, 12/01/31		31	28,747
6.63%, 03/15/32		49	50,090
Viking Cruises Ltd.(b)
5.88%, 09/15/27		58	57,960
7.00%, 02/15/29		13	13,164
9.13%, 07/15/31		215	235,113
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		27	26,911
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		44	42,443
Wynn Macau Ltd., 5.63%, 08/26/28(b)		200	194,260
			4,166,093
Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		32	30,718
4.63%, 04/01/30		46	44,072
Beazer Homes USA, Inc., 7.50%, 03/15/31(b)		22	22,828
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		67	64,213
4.88%, 02/15/30		56	52,718
CD&R Smokey Buyer, Inc./Radio Systems Corp., 10/15/29(b)(k)		91	91,087
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		30	31,702
Empire Communities Corp., 9.75%, 05/01/29(b)		20	21,354
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(b)		80	88,982
LGI Homes, Inc., 8.75%, 12/15/28(b)		33	35,340
Mattamy Group Corp., 4.63%, 03/01/30(b)		72	68,933
Meritage Homes Corp., 1.75%, 05/15/28(b)(i)		7	7,970
New Home Co., Inc., 9.25%, 10/01/29(b)		56	59,004
Scotts Miracle-Gro Co.
4.50%, 10/15/29		5	4,808
4.38%, 02/01/32		97	89,892
STL Holding Co. LLC, 8.75%, 02/15/29(b)		31	32,978
SWF Holdings I Corp., 6.50%, 10/01/29(b)		340	215,917
Taylor Morrison Communities, Inc., 5.13%, 08/01/30(b)		20	19,871
Tempur Sealy International, Inc.(b)
4.00%, 04/15/29		89	83,001
3.88%, 10/15/31		23	20,501
			1,085,889
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30		26	24,171
4.13%, 04/30/31(b)		55	50,376
Security		Par (000)	Value
Household Products (continued)
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(b)	USD	15	$ 15,056
Spectrum Brands, Inc.(b)
3.38%, 06/01/29(i)		48	49,692
3.88%, 03/15/31		10	8,755
			148,050
Independent Power and Renewable Electricity Producers(b)(i) — 0.0%
NextEra Energy Partners LP
0.00%, 11/15/25(l)		214	199,876
2.50%, 06/15/26		51	47,938
			247,814
Industrial Conglomerates — 0.0%
NM Holdings Co. LLC, Series B, 9.50%, 07/01/05(d)(e)(h)		5,125	1
Insurance(b) — 1.2%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/30		66	67,920
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer
4.25%, 10/15/27		275	263,261
6.75%, 10/15/27		754	751,172
6.75%, 04/15/28		37	37,599
5.88%, 11/01/29		393	377,383
7.00%, 01/15/31		238	244,567
7.38%, 10/01/32		220	223,048
AmWINS Group, Inc.
6.38%, 02/15/29		36	36,878
4.88%, 06/30/29		88	84,383
Ardonagh Finco Ltd., 7.75%, 02/15/31		200	206,745
Ardonagh Group Finance Ltd., 8.88%, 02/15/32		200	206,702
AssuredPartners, Inc., 7.50%, 02/15/32		99	101,747
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31		20	21,044
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/31		441	457,610
8.13%, 02/15/32		245	251,853
HUB International Ltd.
7.25%, 06/15/30		847	882,473
7.38%, 01/31/32		902	931,401
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30		136	145,507
10.50%, 12/15/30		126	137,023
Panther Escrow Issuer LLC, 7.13%, 06/01/31		668	700,671
Ryan Specialty LLC, 5.88%, 08/01/32		48	48,800
USI, Inc./New York, 7.50%, 01/15/32		119	123,278
			6,301,065
Interactive Media & Services — 0.0%
iliad SA, 5.63%, 02/15/30(c)	EUR	100	117,582
Internet Software & Services(b) — 0.2%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28	USD	200	183,175
ANGI Group LLC, 3.88%, 08/15/28		80	73,363
Match Group Holdings II LLC, 3.63%, 10/01/31		53	47,462
Uber Technologies, Inc.
7.50%, 09/15/27(m)		15	15,285
6.25%, 01/15/28		201	203,138
4.50%, 08/15/29		330	327,165
			849,588
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services(b) — 0.1%
Amentum Escrow Corp., 7.25%, 08/01/32	USD	67	$ 69,923
CA Magnum Holdings, 5.38%, 10/31/26		201	198,164
Insight Enterprises, Inc., 6.63%, 05/15/32		40	41,751
KBR, Inc., 4.75%, 09/30/28		75	71,709
McAfee Corp., 7.38%, 02/15/30		173	168,737
			550,284
Machinery — 0.5%
ATS Corp., 4.13%, 12/15/28(b)		35	32,954
Chart Industries, Inc.(b)
7.50%, 01/01/30		224	236,079
9.50%, 01/01/31		28	30,518
Esab Corp., 6.25%, 04/15/29(b)		66	67,786
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(b)		35	28,035
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29(b)		521	543,669
Manitowoc Co., Inc., 9.25%, 10/01/31(b)		32	32,800
Terex Corp.(b)
5.00%, 05/15/29		67	65,396
10/15/32(k)		55	55,000
TK Elevator Holdco GmbH
6.63%, 07/15/28(c)	EUR	90	99,933
7.63%, 07/15/28(b)	USD	200	201,276
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)	EUR	200	220,773
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	312	308,632
Vertiv Group Corp., 4.13%, 11/15/28(b)		781	754,831
			2,677,682
Media — 0.7%
Adelphia Communications Corp., 10.50%, 12/31/49(d)(e)(h)		400	—
Cable One, Inc.
0.00%, 03/15/26(i)(l)		28	25,620
1.13%, 03/15/28(i)		82	65,980
4.00%, 11/15/30(b)		5	3,986
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
6.38%, 09/01/29		261	261,309
4.50%, 08/15/30		22	19,942
7.38%, 03/01/31		327	334,807
4.25%, 01/15/34		152	124,680
CSC Holdings LLC(b)
5.50%, 04/15/27		200	175,890
5.38%, 02/01/28		200	168,473
11.75%, 01/31/29		200	193,318
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)		193	189,494
DISH DBS Corp.(b)
5.25%, 12/01/26		188	173,735
5.75%, 12/01/28		106	92,614
DISH Network Corp., 11.75%, 11/15/27(b)		315	330,602
GCI LLC, 4.75%, 10/15/28(b)		35	33,610
Gray Television, Inc., 10.50%, 07/15/29(b)		185	193,226
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		180	164,705
Midcontinent Communications, 8.00%, 08/15/32(b)		89	90,586
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(b)		604	515,288
Sirius XM Radio, Inc.(b)
3.13%, 09/01/26		11	10,628
5.00%, 08/01/27		98	96,410
4.00%, 07/15/28		53	50,003
Security		Par (000)	Value
Media (continued)
Univision Communications, Inc.(b)
6.63%, 06/01/27	USD	155	$ 155,190
8.00%, 08/15/28		183	187,111
07/31/31(k)		95	95,212
			3,752,419
Metals & Mining — 0.5%
Advanced Drainage Systems, Inc.(b)
5.00%, 09/30/27		6	5,929
6.38%, 06/15/30		42	42,902
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		46	49,362
11.50%, 10/01/31		219	247,518
ATI, Inc.
5.88%, 12/01/27		19	18,975
4.88%, 10/01/29		32	30,929
7.25%, 08/15/30		103	109,678
5.13%, 10/01/31		88	85,485
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		296	299,880
Carpenter Technology Corp., 7.63%, 03/15/30		65	68,060
Constellium SE, 3.75%, 04/15/29(b)		250	233,465
ERO Copper Corp., 6.50%, 02/15/30(b)		78	77,556
First Quantum Minerals Ltd., 9.38%, 03/01/29(b)		200	212,000
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		63	60,930
4.50%, 06/01/31		243	222,323
Mineral Resources Ltd., 9.25%, 10/01/28(b)		10	10,648
New Gold, Inc., 7.50%, 07/15/27(b)		147	149,905
Novelis Corp.(b)
3.25%, 11/15/26		217	209,399
4.75%, 01/30/30		225	218,139
3.88%, 08/15/31		96	87,759
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(c)	EUR	100	106,279
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)	USD	39	37,416
			2,584,537
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29		22	21,487
7.00%, 07/15/31		55	58,313
Starwood Property Trust, Inc.
4.38%, 01/15/27		13	12,668
7.25%, 04/01/29		43	45,088
04/15/30(k)		21	21,009
			158,565
Oil, Gas & Consumable Fuels — 1.9%
Aethon United BR LP/Aethon United Finance Corp.(b)
8.25%, 02/15/26		119	120,406
10/01/29(k)		93	94,232
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.38%, 06/15/29		66	65,306
6.63%, 02/01/32		75	77,624
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		50	59,772
8.25%, 12/31/28		150	153,671
5.88%, 06/30/29		89	87,923
Baytex Energy Corp., 8.50%, 04/30/30(b)		39	40,420

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29	USD	56	$ 58,217
7.25%, 07/15/32		45	47,223
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(b)		193	198,704
Buckeye Partners LP
6.88%, 07/01/29(b)		24	24,590
5.85%, 11/15/43		16	14,305
5.60%, 10/15/44		1	856
CITGO Petroleum Corp.(b)
7.00%, 06/15/25		163	162,897
8.38%, 01/15/29		130	135,272
Civitas Resources, Inc.(b)
8.38%, 07/01/28		106	110,184
8.63%, 11/01/30		66	69,925
8.75%, 07/01/31		150	158,781
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		32	29,922
Comstock Resources, Inc.(b)
6.75%, 03/01/29		350	341,601
5.88%, 01/15/30		33	30,858
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		250	245,206
Crescent Energy Finance LLC(b)
7.63%, 04/01/32		102	102,032
7.38%, 01/15/33		150	147,633
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		57	59,557
DT Midstream, Inc., 4.38%, 06/15/31(b)		79	74,782
eG Global Finance PLC, 12.00%, 11/30/28(b)		415	463,165
Enbridge, Inc.(a)
(5-year CMT + 2.97%), 7.20%, 06/27/54		40	41,936
(5-year CMT + 3.12%), 7.38%, 03/15/55		54	56,006
(5-year CMT + 4.43%), 8.50%, 01/15/84		50	55,925
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)		56	58,897
Energy Transfer LP(a)
(5-year CMT + 2.83%), 7.13%, 10/01/54		75	76,700
(5-year CMT + 4.02%), 8.00%, 05/15/54		152	163,547
Series B, (3-mo. LIBOR US + 4.16%), 6.63%(j)		29	28,584
Series H, (5-year CMT + 5.69%), 6.50%(j)		129	128,691
EQM Midstream Partners LP(b)
6.38%, 04/01/29		89	91,894
7.50%, 06/01/30		49	53,814
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		29	29,364
8.25%, 01/15/29		82	84,908
8.88%, 04/15/30		28	29,434
7.88%, 05/15/32		95	96,724
Gulfport Energy Corp., 6.75%, 09/01/29(b)		45	45,526
Harvest Midstream I LP, 7.50%, 05/15/32(b)		54	56,799
Hess Midstream Operations LP, 6.50%, 06/01/29(b)		64	66,243
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		3	2,994
5.75%, 02/01/29		72	70,045
6.00%, 04/15/30		5	4,874
8.38%, 11/01/33		138	148,778
6.88%, 05/15/34		84	83,688
Howard Midstream Energy Partners LLC(b)
8.88%, 07/15/28		67	71,060
7.38%, 07/15/32		55	56,964
ITT Holdings LLC, 6.50%, 08/01/29(b)		109	103,261
Kinetik Holdings LP, 5.88%, 06/15/30(b)		6	6,041
Matador Resources Co.(b)
6.88%, 04/15/28		64	65,094
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co.(b) (continued)
6.50%, 04/15/32	USD	75	$ 74,893
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(b)		43	42,460
Nabors Industries Ltd., 7.50%, 01/15/28(b)		63	59,028
Nabors Industries, Inc.(b)
7.38%, 05/15/27		37	37,082
9.13%, 01/31/30		40	41,252
8.88%, 08/15/31		14	13,318
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		132	135,346
8.38%, 02/15/32		266	274,128
Noble Finance II LLC, 8.00%, 04/15/30(b)		147	151,674
Northern Oil & Gas, Inc.
8.13%, 03/01/28(b)		238	239,726
3.63%, 04/15/29(i)		40	45,660
8.75%, 06/15/31(b)		74	77,109
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		42	43,349
Parkland Corp., 6.63%, 08/15/32(b)		60	60,911
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		46	47,385
Permian Resources Operating LLC(b)
8.00%, 04/15/27		70	72,073
5.88%, 07/01/29		74	73,931
9.88%, 07/15/31		79	88,163
7.00%, 01/15/32		85	88,428
6.25%, 02/01/33		118	119,904
Prairie Acquiror LP, 9.00%, 08/01/29(b)		50	51,624
Precision Drilling Corp., 6.88%, 01/15/29(b)		4	3,992
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		14	13,389
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		100	104,610
SM Energy Co.
6.50%, 07/15/28		6	5,993
7.00%, 08/01/32(b)		33	33,128
Southwestern Energy Co., 4.75%, 02/01/32		2	1,913
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)		34	35,563
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		35	33,886
7.38%, 02/15/29		122	123,376
6.00%, 12/31/30		2	1,900
6.00%, 09/01/31		41	38,830
Talos Production, Inc.(b)
9.00%, 02/01/29		44	45,305
9.38%, 02/01/31		40	41,124
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		131	124,465
Transocean Aquila Ltd., 8.00%, 09/30/28(b)		30	30,639
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		26	26,780
Transocean, Inc.(b)
8.00%, 02/01/27		53	52,968
8.25%, 05/15/29		161	159,604
8.75%, 02/15/30		194	202,062
8.50%, 05/15/31		177	175,876
Valaris Ltd., 8.38%, 04/30/30(b)		204	210,121
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(b)		218	206,017
Venture Global LNG, Inc.(b)
9.50%, 02/01/29		574	646,614
8.38%, 06/01/31		316	333,673
9.88%, 02/01/32		330	366,693
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		51	50,979
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Vital Energy, Inc.
9.75%, 10/15/30	USD	85	$ 90,825
7.88%, 04/15/32(b)		148	143,369
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		48	47,235
			10,141,228
Passenger Airlines — 0.1%
Air Canada, 3.88%, 08/15/26(b)		73	71,086
American Airlines, Inc., 8.50%, 05/15/29(b)		121	128,383
Finnair OYJ, 4.75%, 05/24/29(c)	EUR	100	111,674
United Airlines, Inc., 4.63%, 04/15/29(b)	USD	175	169,060
			480,203
Personal Care Products — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(b)		25	25,976
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		77	77,594
			103,570
Pharmaceuticals — 0.2%
1375209 BC Ltd., 9.00%, 01/30/28(b)		60	59,467
Bausch Health Cos., Inc.(b)
6.13%, 02/01/27		80	72,254
5.75%, 08/15/27		10	8,496
11.00%, 09/30/28		212	197,690
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)		77	82,508
Nidda Healthcare Holding GmbH, 7.00%, 02/21/30(c)	EUR	100	116,046
Option Care Health, Inc., 4.38%, 10/31/29(b)	USD	79	75,059
Rossini SARL, (3-mo. EURIBOR + 3.88%), 7.22%, 12/31/29(a)(c)	EUR	100	112,264
Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 05/09/27		100	110,300
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD	203	194,689
			1,028,773
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)		45	42,075
Series AI, 7.00%, 04/15/30		80	74,316
CoreLogic, Inc., 4.50%, 05/01/28(b)		243	229,343
Cushman & Wakefield U.S. Borrower LLC(b)
6.75%, 05/15/28		101	101,916
8.88%, 09/01/31		38	41,488
Howard Hughes Corp., 4.38%, 02/01/31(b)		53	48,582
			537,720
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		45	43,794
Semiconductors & Semiconductor Equipment — 0.0%
MKS Instruments, Inc., 1.25%, 06/01/30(b)(i)		98	97,657
ON Semiconductor Corp., 0.50%, 03/01/29(i)		39	39,429
Synaptics, Inc., 4.00%, 06/15/29(b)		55	52,099
			189,185
Software — 1.2%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		784	753,099
Camelot Finance SA, 4.50%, 11/01/26(b)		121	119,240
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		124	131,385
Security		Par (000)	Value
Software (continued)
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)	USD	317	$ 329,707
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		170	173,843
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		328	314,773
4.88%, 07/01/29		186	178,902
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		1,013	1,007,901
9.00%, 09/30/29		1,150	1,166,825
8.25%, 06/30/32		484	505,925
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		153	152,351
Snowflake, Inc.(b)(i)(l)
0.00%, 10/01/27		90	93,330
0.00%, 10/01/29		90	92,475
SS&C Technologies, Inc.(b)
5.50%, 09/30/27		173	172,925
6.50%, 06/01/32		176	181,950
Twilio, Inc.
3.63%, 03/15/29		52	48,382
3.88%, 03/15/31		43	39,725
UKG, Inc., 6.88%, 02/01/31(b)		583	602,414
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		113	106,010
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		162	149,749
			6,320,911
Specialty Retail — 0.0%
Afflelou SAS, 6.00%, 07/25/29(c)	EUR	100	114,415
NMG Holding Co., Inc./Neiman Marcus Group LLC, 8.50%, 10/01/28(b)	USD	38	38,677
Staples, Inc., 10.75%, 09/01/29(b)		54	52,396
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		29	27,038
			232,526
Technology Hardware, Storage & Peripherals — 0.1%
NCR Atleos Corp., 9.50%, 04/01/29(b)		63	69,355
Seagate HDD Cayman
8.25%, 12/15/29		98	106,384
8.50%, 07/15/31		120	130,955
			306,694
Textiles, Apparel & Luxury Goods(b) — 0.0%
Crocs, Inc.
4.25%, 03/15/29		57	53,887
4.13%, 08/15/31		13	11,808
Hanesbrands, Inc.
4.88%, 05/15/26		42	41,632
9.00%, 02/15/31		3	3,238
Kontoor Brands, Inc., 4.13%, 11/15/29		17	16,047
S&S Holdings LLC, 10/01/31(k)		20	20,137
			146,749
Trading Companies & Distributors(b) — 0.1%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		104	104,336
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28		12	11,946
Gates Corp., 6.88%, 07/01/29		74	76,653
H&E Equipment Services, Inc., 3.88%, 12/15/28		20	18,777

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Trading Companies & Distributors (continued)
Resideo Funding, Inc.
4.00%, 09/01/29	USD	18	$ 16,955
6.50%, 07/15/32		99	101,625
			330,292
Transportation Infrastructure — 0.0%
GN Bondco LLC, 9.50%, 10/15/31(b)		48	50,524
Total Corporate Bonds — 17.3% (Cost: $98,342,409)			91,422,716
Fixed Rate Loan Interests
Advertising Agencies — 0.1%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan, 7.50%, 04/01/27		665	660,013
Commercial Services & Supplies — 0.2%
AVSC Holding Corp., 2020 Term Loan B3, (10.00% PIK), 15.00%, 10/15/26(g)		944	963,992
Software — 0.2%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		965	968,619
Total Fixed Rate Loan Interests — 0.5% (Cost: $2,550,667)			2,592,624
Floating Rate Loan Interests(a)
Advertising Agencies — 0.1%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.96%, 08/23/28		644	640,559
CMG Media Corp., 2021 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.60%), 8.10%, 12/17/26		— (n)	178
			640,737
Aerospace & Defense — 2.8%
Amazon Holdco, Inc., 2024 Term Loan B, 09/29/31(o)		1,209	1,204,466
Barnes Group, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.35%, 09/03/30		937	936,085
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 10/31/30		1,098	1,098,122
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.24%, 08/03/29		715	683,741
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 08/24/28		3,765	3,765,374
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.70%), 10.45%, 04/09/26(e)		750	742,916
Ovation Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.10%, 04/21/31		268	268,783
Propulsion BC Newco LLC, Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.35%, 09/14/29		195	195,374
Standard Aero Ltd., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 08/24/28		1,452	1,451,877
Security		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 1.00% Floor + 2.50%), 7.10%, 02/28/31	USD	3,447	$ 3,432,527
2024 Term Loan, (Prime + 1.50%), 7.32%, 01/19/32		843	839,485
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 03/22/30		98	98,455
			14,717,205
Air Freight & Logistics — 0.0%
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 03/17/30		219	218,799
Automobile Components — 0.7%
Clarios Global LP, 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.35%, 05/06/30		2,925	2,921,843
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.23%, 11/17/28		1,011	958,822
			3,880,665
Automobiles — 0.0%
RVR Dealership Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.90%), 8.50%, 02/08/28		202	179,475
Beverages — 0.7%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.70%, 01/24/30		1,588	963,483
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.95%, 01/24/29		2,074	1,692,344
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.12%, 03/31/28		835	832,621
			3,488,448
Broadline Retail — 0.4%
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.75%, 11/08/27		1,923	1,925,819
Building Materials — 3.3%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR + 4.51%), 9.12%, 05/17/28		862	718,656
AZEK Group LLC, 2024 Term Loan B, 09/19/31(e)(o)		824	824,000
Chariot Buyer LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 11/03/28		566	564,536
Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.20%, 11/03/28		2,112	2,099,596
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.45%, 04/12/28		307	300,477
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 11/23/27		923	909,518
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.35%, 10/02/28		522	517,228
EMRLD Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.56%, 08/04/31		1,206	1,202,768
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.56%, 05/31/30		1,946	1,940,698
LSF10 XL Bidco SCA, 2021 EUR Term Loan B4, (3-mo. EURIBOR at 0.00% Floor + 4.18%), 7.52%, 04/12/28	EUR	853	863,112
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Materials (continued)
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.85%, 03/08/29	USD	722	$ 696,642
Oscar AcquisitionCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.50%, 04/29/29		1,129	1,113,624
Potters Borrower LP, 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.60%, 12/14/27		469	470,599
Quikrete Holdings, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 7.10%, 03/19/29		553	552,841
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 04/02/29(e)		475	477,630
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.92%, 09/22/28		927	928,171
Summit Materials LLC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.05%, 01/12/29		653	655,538
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.85%, 08/05/31		2,543	2,513,323
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.96%, 10/04/28		98	98,213
			17,447,170
Building Products — 1.2%
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 05/19/28		1,284	1,283,296
Foundation Building Materials, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.25%, 01/29/31		2,029	1,972,971
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.29%, 06/17/31		507	506,581
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 10/19/29		2,527	2,506,847
			6,269,695
Capital Markets — 2.1%
Aretec Group, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 08/09/30		545	532,940
Ascensus Holdings, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 08/02/28		2,368	2,363,600
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.35%, 04/09/27		4,601	4,502,371
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 11.62%, 04/07/28		1,594	1,554,150
FinCo I LLC, 2023 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.26%, 06/27/29		423	423,347
Grant Thornton LLP/Chicago, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 06/02/31		296	296,331
Jane Street Group LLC, 2024 Term Loan B, 01/26/28(o)		302	301,656
Wec U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.60%, 01/27/31		1,022	1,021,397
			10,995,792
Security		Par (000)	Value
Chemicals — 4.3%
Arc Falcon I, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.95%, 09/30/29	USD	815	$ 756,931
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 12.70%, 11/24/28		1,275	1,206,469
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 4.85%), 9.10%, 08/27/26		364	336,203
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 12/20/29		1,072	1,074,740
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 08/18/28		1,031	1,030,610
Derby Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 11/01/30		1,854	1,854,148
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.69%, 10/04/29		151	149,974
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.50%, 06/12/31		1,500	1,488,838
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.85%, 12/18/30		1,719	1,719,410
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.85%, 02/15/30		262	261,862
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.53%, 07/03/28		1,132	1,056,969
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 02/18/30		610	609,625
LSF11 A5 Holdco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 10/15/28		1,603	1,598,434
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.35%, 03/29/28		1,992	1,996,095
NIC Acquisition Corp, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.62%, 12/29/27		209	181,811
Nouryon USA LLC, 2024 USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.63%, 04/03/28		1,130	1,129,951
Olympus Water U.S. Holding Corp., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.10%, 06/20/31		1,392	1,391,014
OQ Chemicals Corp.
2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.60%), 8.92%, 12/31/26		1,425	1,204,724
2024 USD Term Loan B, (1-mo. CME Term SOFR at 3.00% Floor + 8.00%), 12.92%, 12/31/26		175	179,755
Paint Intermediate III LLC, 2024 Term Loan B, 09/11/31(o)		506	504,735
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.76%, 03/16/27		547	546,343

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.45%, 08/02/30	USD	1,441	$ 1,439,025
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.85%, 09/22/28		1,246	1,247,941
			22,965,607
Commercial Services & Supplies — 9.5%
Albion Financing 3 SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.83%, 08/16/29		1,755	1,761,509
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 7.46%, 02/04/28		1,751	1,751,843
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 05/12/28		3,673	3,635,697
APi Group DE, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 01/03/29		850	849,074
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.71%, 08/06/27		558	555,527
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR + 3.60%, 0.25% PIK), 8.45%, 03/03/25(g)		855	849,735
Belron Finance U.S. LLC
2018 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.51%), 7.62%, 11/13/25		1,936	1,933,885
2019 USD Term Loan B3, (3-mo. CME Term SOFR + 2.51%), 7.77%, 10/30/26		1,111	1,110,199
2023 1st Lien Term Loan, (3-mo. CME Term SOFR + 2.35%), 7.63%, 04/18/29		421	420,498
2023 USD Term Loan, (3-mo. CME Term SOFR + 2.19%), 7.32%, 04/13/28		3,089	3,086,794
Boost Newco Borrower LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.10%, 01/31/31		2,292	2,291,037
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.36%), 7.21%, 11/24/28		797	796,453
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1- mo. CME Term SOFR + 2.75%), 7.60%, 01/31/31		2,899	2,893,706
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.85%, 02/23/29		2,404	2,307,840
CHG Healthcare Services, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 09/29/28		883	882,470
Creative Artists Agency LLC, 2024 Term Loan B, (Prime + 2.25%), 10.25%, 11/27/28		2,651	2,648,147
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.35%, 07/06/29		1,646	1,647,168
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.25%, 08/01/29		209	209,109
Fleet US Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.58%, 02/21/31(e)		50	49,875
Fortress Transportation and Infrastructure Investors LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.60%, 06/27/31		522	520,695
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 10.00%, 04/29/29	USD	434	$ 362,745
Garda World Security Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.60%, 02/01/29		628	627,255
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.88%, 06/30/28		668	595,925
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 8.46%, 06/30/28		142	126,553
Ingenovis Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 4.36%), 9.21%, 03/06/28		697	576,493
KUEHG Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.10%, 06/12/30		1,258	1,261,115
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.21%, 08/11/28		197	197,878
Mavis Tire Express Services Topco Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.35%, 05/04/28		2,338	2,335,034
Neon Maple U.S. Debt Mergersub, Inc., 2024 Term Loan B1, 07/18/31(o)		1,600	1,582,000
Prime Security Services Borrower LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.45%, 10/13/30		646	645,202
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 11/14/30		75	73,754
Sotheby’s, 2021 Term Loan B, (3-mo. CME Term SOFR + 4.61%), 10.06%, 01/15/27		2,192	2,162,643
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.60%, 10/04/30		1,397	1,404,401
Trans Union LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 2.00%), 6.85%, 12/01/28		1,601	1,599,273
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 06/24/31		1,608	1,604,333
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.85%, 11/02/27		966	931,870
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.37%, 02/22/31		877	870,714
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.10%, 07/30/28(e)		873	871,847
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 9.12%, 12/17/28		576	409,679
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.01%, 01/30/31		1,709	1,706,095
			50,146,070
Construction & Engineering — 1.8%
AECOM, 2024 Term Loan B, (1-mo. CME Term SOFR + 1.88%), 6.72%, 04/18/31		1,048	1,055,365
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR + 2.86%), 7.71%, 09/22/28		1,145	1,142,750
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 09/22/28		663	664,084
Arcosa, Inc., Term Loan B, 08/12/31(e)(o)		481	479,567
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.75%, 08/01/30		3,227	3,132,918
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Construction & Engineering (continued)
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.84%, 07/01/31	USD	1,261	$ 1,257,641
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.60%, 07/01/31		1,756	1,750,205
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 8.45%, 12/16/27		198	198,856
			9,681,386
Consumer Finance — 1.0%
CPI Holdco B LLC, Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.85%, 05/19/31		1,218	1,211,691
Edelman Financial Engines Center LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.10%, 04/07/28		738	736,683
Focus Financial Partners, LLC
2024 Delayed Draw Term Loan, 0.00%, 09/11/31		129	129,604
2024 Term Loan B8, 09/11/31(o)		1,207	1,202,717
Osaic Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 08/17/28		1,795	1,773,822
			5,054,517
Consumer Staples Distribution & Retail — 0.1%
Peer Holding III BV, 2024 USD Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.60%, 07/01/31		589	589,984
Containers & Packaging — 1.6%
Charter Next Generation, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.10%, 12/01/27		3,353	3,352,993
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.95%, 10/29/28		1,380	1,346,196
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.70%, 04/15/27		1,211	1,212,177
Pregis TopCo LLC
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 07/31/26		584	584,636
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.11%), 8.96%, 07/31/26		606	605,826
Trident TPI Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.60%, 09/15/28		1,124	1,124,546
			8,226,374
Diversified REITs — 0.3%
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 01/25/31		1,363	1,362,948
Diversified Telecommunication Services — 3.2%
Altice Financing SA, USD 2017 1st Lien Term Loan, (3-mo. LIBOR US at 0.00% Floor + 2.75%), 8.31%, 01/31/26		1,691	1,640,223
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.80%, 08/15/28		2,058	1,537,269
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.96%, 10/24/30		1,245	1,246,253
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Connect Finco SARL, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.35%, 09/27/29	USD	898	$ 840,464
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.71%, 04/30/28		814	764,766
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 7.10%, 09/20/30		584	573,013
Level 3 Financing Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.41%, 04/15/29		871	888,565
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.41%, 04/15/30		878	892,012
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR + 2.46%), 7.74%, 04/15/29		669	585,264
2024 Extended Term Loan B2, (1-mo. CME Term SOFR + 2.46%), 7.74%, 04/15/30		684	590,957
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.85%, 06/01/28		127	122,305
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.36%), 9.21%, 09/01/28		752	657,741
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.73%, 05/30/30		501	455,554
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.35%, 03/02/29		1,023	934,563
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR + 3.36%), 8.46%, 01/31/29		1,212	1,158,139
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.97%, 03/09/27		4,386	3,999,234
			16,886,322
Electric Utilities — 1.1%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 07/31/30		1,647	1,635,021
Calpine Corp., Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 01/31/31		523	521,454
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.31%, 12/15/27		1,011	1,011,260
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 05/22/31		282	283,692
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.26%, 04/16/31		1,114	1,115,236
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.96%, 01/21/28		925	928,246
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 12/20/30(o)		389	388,650
			5,883,559
Electronic Equipment, Instruments & Components — 1.0%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.61%, 06/20/31(e)		840	838,845
Coherent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.35%, 07/02/29		1,671	1,669,487

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1-mo. CME Term SOFR + 2.86%), 7.71%, 07/31/28	USD	155	$ 155,690
Roper Industrial Products Investment Co., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.85%, 11/22/29		2,447	2,450,592
			5,114,614
Entertainment — 5.2%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.79%, 10/02/28		1,282	1,219,770
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.75%), 7.60%, 02/06/31		2,555	2,551,966
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.60%, 02/06/30		1,069	1,067,790
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.10%), 6.95%, 03/17/28(e)		1,292	1,288,767
Delta 2 Lux SARL(o)
2024 Term Loan B1, 09/10/31		1,483	1,482,318
2024 Term Loan B2, 09/10/31		741	740,572
ECL Entertainment LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 8.85%, 08/31/30		949	951,105
Flutter Financing BV, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 11/29/30		3,204	3,202,637
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.33%, 04/14/29		988	985,932
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.20%, 03/24/25		454	452,471
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.81%, 10/19/26		2,216	2,210,396
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.10%, 11/12/29		1,213	1,166,108
OVG Business Services LLC, 2024 Term Loan B, (1- mo. CME Term SOFR + 3.00%), 7.85%, 06/25/31		641	636,994
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.85%), 7.71%, 05/03/29		1,262	1,263,880
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.71%, 03/13/28		1,478	1,466,957
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 04/04/29		375	372,529
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.35%, 08/25/28		464	462,689
Six Flags Entertainment Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 05/01/31		302	301,411
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 3.01%), 8.29%, 04/29/26		754	754,066
Security		Par (000)	Value
Entertainment (continued)
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.86%), 7.71%, 05/18/25	USD	2,497	$ 2,496,402
WMG Acquisition Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 01/24/31		2,657	2,653,165
			27,727,925
Environmental, Maintenance & Security Service — 2.2%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.60%, 10/24/30		664	663,849
Clean Harbors, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 1.75%), 6.71%, 10/09/28		913	914,965
Covanta Holding Corp.
2021 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.35%, 11/30/28		974	974,511
2021 Term Loan C, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.59%, 11/30/28		75	74,869
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.85%, 11/30/28		778	777,781
2024 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.85%, 11/30/28		43	42,608
Filtration Group Corp., 2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 10/21/28		3,070	3,068,965
GFL Enviromental, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.32%, 07/03/31		671	670,040
JFL-Tiger Acquisition Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.46%, 10/17/30		629	629,497
Madison IAQ LLC, Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.89%, 06/21/28		3,212	3,207,584
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 8.20%, 03/09/28		807	419,384
			11,444,053
Financial Services — 0.6%
Castlelake Aviation One DAC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.70%, 10/22/27		642	643,446
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.45%, 10/22/26		1,877	1,879,836
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.35%, 11/05/28		587	590,120
			3,113,402
Food Products — 2.4%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 8.71%, 10/01/25		315	304,114
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.86%), 9.71%, 10/01/25		1,311	1,268,499
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 06/22/30		587	588,434
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.36%), 8.21%, 10/25/27		2,863	2,867,635
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Chobani LLC (continued)
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.60%, 10/25/27	USD	731	$ 733,118
Froneri U.S., Inc., 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.35%), 7.20%, 01/29/27		3,197	3,187,870
H-Food Holdings LLC, 2018 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.95%), 9.01%, 05/23/25		447	332,951
Nomad Foods U.S. LLC, Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.81%, 11/12/29		902	900,670
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.96%, 09/13/26		557	556,786
2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.85%, 11/22/28		779	779,280
2024 1st Lien Term Loan B, 09/26/31(e)(o)		624	627,120
UTZ Quality Foods LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 7.35%, 01/20/28		488	487,514
			12,633,991
Ground Transportation — 0.5%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 04/10/31		2,118	2,112,705
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 13.13%, 08/20/29(e)		853	639,409
			2,752,114
Health Care Equipment & Supplies — 2.4%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.95%, 11/08/27		935	939,892
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 09/29/28		844	841,903
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.27%, 05/10/27		2,015	2,005,471
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.28%, 10/19/27		1,146	1,139,821
Medline Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.60%, 10/23/28		4,159	4,158,643
2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.10%, 10/23/28		1,587	1,584,731
Sotera Health Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 05/30/31		1,991	1,983,534
			12,653,995
Health Care Providers & Services — 2.9%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.11%), 7.03%, 02/22/28		1,819	1,816,359
Concentra Health Services, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 07/28/31(e)		340	339,150
Security		Par (000)	Value
Health Care Providers & Services (continued)
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.96%, 11/01/28	USD	1,735	$ 1,736,782
EyeCare Partners LLC
2024 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.71%), 9.99%, 11/30/28		2,411	1,711,917
2024 Superpriority New Money 1st Out Term Loan A, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 11.03%, 08/31/28		684	686,418
2024 Third Out Term Loan C, (3-mo. CME Term SOFR + 6.85%), 12.13%, 11/30/28(d)(e)(h)		39	6,672
Fortrea Holdings, Inc., Term Loan B, (6-mo. CME Term SOFR + 3.75%), 8.49%, 07/01/30		101	101,051
ICON Luxembourg SARL
2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 07/03/28		504	506,696
2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 07/03/28		126	126,244
IQVIA, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 01/02/31		1,088	1,091,555
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.85%, 11/01/28		543	409,856
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.35%, 11/01/29		536	348,400
Phoenix Newco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 11/15/28		2,533	2,532,236
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 7.70%, 11/18/27		1,072	1,065,373
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 09/27/30		1,009	980,176
Surgery Center Holdings, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.67%, 12/19/30		1,046	1,046,201
WCG Intermediate Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.35%, 01/08/27		926	925,047
			15,430,133
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 05/18/30		441	441,241
Hotels, Restaurants & Leisure — 4.3%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 09/20/30		1,864	1,843,633
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.86%), 8.71%, 02/02/26		1,628	1,582,743
Alterra Mountain Co., 2024 Term Loan B5, (1-mo. CME Term SOFR + 3.50%), 8.35%, 05/31/30		827	828,598
Carnival Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.60%, 08/08/27		563	563,995
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.97%, 07/22/30		1,924	1,911,560

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.95%, 12/01/28(e)	USD	399	$ 385,056
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.85%, 01/27/29		3,504	3,492,824
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.61%, 11/30/29		2,819	2,816,566
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.60%, 11/08/30		696	695,603
IRB Holding Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.85%), 7.70%, 12/15/27		1,687	1,683,925
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.60%, 01/05/29		404	400,835
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 12/17/27		357	332,463
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 12/17/27		557	518,132
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.95%, 06/30/28		320	303,200
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 03/14/31		1,773	1,764,544
Whatabrands LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.60%, 08/03/28		2,677	2,672,151
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 05/24/30		1,145	1,143,992
			22,939,820
Household Durables — 1.4%
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 07/31/28		1,303	1,300,768
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.57%, 02/26/29		2,056	2,035,820
SWF Holdings I Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.11%), 8.96%, 10/06/28		1,550	1,273,890
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.21%, 10/30/27		2,747	2,582,724
			7,193,202
Industrial Conglomerates — 0.0%
Stitch Aquisition Corporation, 2024 Term Loan, 0.00%, 07/28/28		1,009	246,057
Insurance — 7.7%
Alliant Holdings Intermediate, LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.96%, 09/19/31		6,818	6,775,328
AmWINS Group, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.21%, 02/19/28		2,651	2,645,253
Security		Par (000)	Value
Insurance (continued)
Amynta Agency Borrower, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + %), 9.00%, 02/28/28	USD	2,035	$ 2,034,016
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 02/14/31		4,075	4,070,541
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 8.21%, 12/23/26		317	316,849
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 10.21%, 01/31/28		985	921,157
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 10.21%, 01/20/29		953	878,847
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 9.20%, 08/19/28		1,362	1,340,036
Baldwin Insurance Group Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.10%, 05/26/31(e)		1,263	1,262,843
HUB International Ltd., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.23%, 06/20/30		4,641	4,633,541
Hyperion Refinance SARL, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 02/15/31		1,462	1,461,816
Jones Deslauriers Insurance Management, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.35%, 03/15/30		1,020	1,018,855
Ryan Specialty Group LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 09/15/31		1,249	1,246,103
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.25%, 07/31/31		3,598	3,589,874
Truist Insurance Holdings LLC
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 05/06/31		2,727	2,720,182
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.35%, 05/06/32		904	917,560
USI, Inc.
2024 Term Loan (2029), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 11/22/29		3,649	3,636,515
2024 Term Loan (2030), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 09/27/30		997	993,486
			40,462,802
Interactive Media & Services — 0.4%
MH Sub I LLC
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.25%), 11.50%, 02/23/29		478	468,291
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.10%, 05/03/28		1,643	1,631,828
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR + 3.76%), 9.04%, 07/20/28		210	209,105
			2,309,224
Internet Software & Services — 2.7%
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.81%, 08/15/29		549	532,916
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.60%, 09/12/29		2,250	2,242,000
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Internet Software & Services (continued)
Go Daddy Operating Co. LLC
2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 11/09/29	USD	1,054	$ 1,051,950
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.60%, 05/30/31		2,312	2,305,571
Hoya Midco LLC, 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 02/03/29		839	842,572
ION Trading Finance Ltd, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.02%, 04/01/28		437	437,024
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 08/31/28		2,924	2,921,738
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.60%, 03/15/30		3,693	3,682,512
			14,016,283
IT Services — 2.2%
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 12.13%, 07/27/28		487	460,647
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.00%), 12.38%, 07/27/28		573	392,196
2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.37%, 07/27/28		188	190,639
2024 Third Out Term Loan, 0.00%, 07/27/28(d)(h)		925	270,655
McAfee Corp., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.45%, 03/01/29		3,133	3,118,799
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.97%, 02/01/29		1,467	1,373,739
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.70%, 02/01/28		2,719	2,610,551
Tempo Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.10%, 08/31/28		3,401	3,401,981
			11,819,207
Machinery — 2.7%
Arcline FM Holdings, LLC, 2024 Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 4.50%), 9.57%, 06/23/28		2,030	2,032,388
Columbus McKinnon Corp./New York, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.10%, 05/14/28(e)		280	279,667
Doosan Bobcat North America, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 04/20/29		316	315,832
Generac Power Systems, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.95%, 07/03/31		290	291,087
Madison Safety & Flow LLC, 2024 Term Loan B, 09/19/31(o)		364	363,545
SPX Flow, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 04/05/29		1,455	1,456,338
Security		Par (000)	Value
Machinery (continued)
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6- mo. CME Term SOFR at 0.00% Floor + 5.00%), 10.30%, 02/15/29	USD	3,918	$ 3,894,733
TK Elevator U.S. Newco, Inc., USD Term Loan B, (6- mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 04/30/30		3,498	3,504,155
Vertiv Group Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR + 2.00%), 7.20%, 03/02/27		2,208	2,208,981
			14,346,726
Media — 2.1%
A L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR + 5.50%), 10.35%, 06/30/28		682	679,709
Charter Communications Operating LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 12/07/30		1,244	1,232,248
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.46%, 09/01/28		892	875,087
CSC Holdings LLC, 2019 Term Loan B5, (6-mo. LIBOR US at 0.00% Floor + 2.50%), 7.17%, 04/15/27		1,600	1,460,706
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 9.96%, 08/02/27		832	831,023
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 10.45%, 06/04/29		219	210,347
NEP Group, Inc.
2018 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.51%), 8.12%, 08/19/26(e)		146	137,297
2023 Term Loan B, (3-mo. CME Term SOFR + 3.51%, 1.50% PIK), 9.62%, 08/19/26(g)		1,747	1,670,360
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.21%, 09/25/26		2,357	2,016,280
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.85%), 8.70%, 04/21/29		500	363,539
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR at 0.00% Floor + 3.04%), 8.14%, 01/31/29		672	667,882
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 7.71%, 04/30/28		1,066	1,040,203
			11,184,681
Metals & Mining — 0.0%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.35%, 05/13/29		229	230,236
Oil, Gas & Consumable Fuels — 2.0%
EG America LLC, 2021 Term Loan, (3-mo. SOFR OIS CMPD + 4.36%), 9.19%, 03/31/26(e)		246	245,518
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.04%, 12/21/28		2,550	2,524,911
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.82%, 10/04/30		246	246,502
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 9.45%, 09/19/29		225	225,024

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Medallion Midland Acquisition LP, 2023 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.31%, 10/18/28	USD	1,860	$ 1,859,610
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.86%), 7.07%, 01/31/28		555	555,517
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.25%, 10/27/28		1,585	1,429,357
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.60%, 02/03/31		580	575,922
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.60%, 07/25/31		159	158,801
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 8.23%, 10/05/28		2,640	2,639,658
			10,460,820
Paper & Forest Products — 0.4%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.70%, 09/07/27		1,858	1,858,623
Passenger Airlines — 1.2%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.29%, 04/20/28		1,075	1,104,426
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.25%, 03/21/31		742	743,198
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.45%, 01/29/27		144	143,484
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.21%, 06/04/29		1,563	1,549,886
Series AA, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 7.96%, 02/15/28		1,132	1,128,543
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.52%, 08/27/29		546	533,884
United Airlines, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.03%, 02/22/31		1,266	1,266,220
			6,469,641
Personal Care Products — 0.0%
Prestige Brands, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR + 2.11%), 6.96%, 07/03/28		24	24,202
Pharmaceuticals — 1.8%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.35%, 05/04/28		1,037	1,047,349
Bausch Health Americas, Inc., 2022 Term Loan B, (1- mo. CME Term SOFR + 5.35%), 10.20%, 02/01/27		891	854,252
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.05%, 08/01/27		880	878,258
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.70%, 10/01/27		1,803	1,711,885
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.10%, 05/05/28		2,239	2,236,062
Security		Par (000)	Value
Pharmaceuticals (continued)
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.10%, 10/27/28	USD	702	$ 704,452
Organon & Co., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.46%, 05/19/31		862	858,578
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.20%, 04/20/29		906	902,391
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.85%, 08/01/31		350	350,175
			9,543,402
Professional Services — 0.5%
Corpay Technologies Operating Co. LLC, Term Loan B5, 04/28/28(o)		2,154	2,150,394
Maximus, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.00%), 6.60%, 05/30/31		633	634,996
			2,785,390
Real Estate Management & Development — 0.8%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.46%, 06/04/29		978	945,804
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 06/02/28		2,418	2,390,533
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.71%, 08/21/25		20	19,645
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 01/31/30		579	579,066
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 01/31/30(e)		473	472,152
			4,407,200
Semiconductors & Semiconductor Equipment — 0.5%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.35%, 07/06/29		734	735,647
MKS Instruments, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.17%, 08/17/29		1,211	1,209,345
Synaptics, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.36%), 7.53%, 12/02/28		538	536,600
			2,481,592
Software — 12.9%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.60%, 02/24/31		3,128	3,128,767
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 2.35%), 6.95%, 05/24/29		88	87,719
Ascend Learning LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.45%, 12/11/28		154	153,396
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.10%, 02/15/29		2,696	2,676,411
Azalea Topco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 04/30/31		584	582,540
BCPE Pequod Buyer, Inc., USD Term Loan B, 09/19/31(o)		1,141	1,135,535
Boxer Parent Co., Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.01%, 07/30/31		560	558,505
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 7.21%, 09/21/28	USD	1,823	$ 1,822,050
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 07/06/29		2,887	2,854,120
Cloud Software Group, Inc.
2024 Third Amendment Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.10%, 03/21/31		1,051	1,053,186
2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.60%, 03/30/29		4,588	4,565,298
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.95%, 10/08/29		676	633,189
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 10/08/28		1,866	1,812,233
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.45%, 05/01/31		1,744	1,742,055
Dayforce, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.35%, 02/26/31		1,675	1,670,615
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.92%, 06/26/31(e)		656	629,760
Dun & Bradstreet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.61%, 01/18/29		5,523	5,516,425
E2open LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.46%, 02/04/28		245	245,860
Ellucian Holdings, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.45%, 10/09/29		2,484	2,488,988
2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.10%), 12.95%, 10/09/28(e)		1,580	1,579,741
Epicor Software Corp., 2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 05/30/31		1,503	1,503,191
Genesys Cloud Services Holdings II LLC
First Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.35%, 12/01/27		2,741	2,744,080
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.71%, 12/01/27		1,125	1,125,491
Helios Software Holdings, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 07/18/30		1,002	995,745
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 10/27/28		2,626	2,621,713
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.10%, 06/17/31		2,046	2,014,123
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 10.10%, 06/17/32		704	691,096
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.10%, 07/01/31		762	727,870
Planview Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 12/17/27		216	216,458
PointClickCare Technologies, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.60%, 12/29/27(e)		496	494,891
Security		Par (000)	Value
Software (continued)
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 9.51%, 06/02/28	USD	4,124	$ 4,051,592
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.79%, 07/16/31		981	980,166
Quartz Acquireco LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 06/28/30		655	653,529
RealPage, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.11%), 7.96%, 04/24/28		2,401	2,329,176
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.46%, 04/23/29		2,459	2,355,262
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.25%, 08/01/27		1,153	1,152,616
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 05/09/31		1,841	1,840,480
Thunder Generation Funding LLC, Term Loan B, 09/27/31(e)(o)		371	371,928
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.55%, 02/10/31		3,138	3,137,516
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.11%), 9.96%, 09/01/25		718	671,298
VS Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.35%, 04/11/31		1,826	1,825,399
Waystar Technologies, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.60%, 10/22/29		431	430,890
Zelis Payments Buyer, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.60%, 09/28/29		209	208,718
			68,079,621
Specialty Retail — 0.5%
LS Group OpCo Acquistion LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.85%, 04/23/31		504	503,409
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.70%, 02/11/28		830	821,891
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.20%, 10/20/28		499	483,817
Serta Simmons Bedding LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 12.22%, 06/29/28		443	361,822
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.01%), 8.62%, 12/21/27		333	222,143
			2,393,082
Technology Hardware, Storage & Peripherals — 0.5%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.57%, 05/25/28		3,041	2,342,388
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.57%, 05/25/28		618	476,441
			2,818,829

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.4%
ABG Intermediate Holdings 2 LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.60%, 12/21/28	USD	1,272	$ 1,272,581
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.21%, 11/24/28		590	585,849
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 03/08/30		464	462,775
			2,321,205
Trading Companies & Distributors — 2.0%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 01/31/31		1,448	1,448,444
Core & Main LP
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.11%, 02/09/31		702	702,470
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.86%, 07/27/28		3,496	3,489,260
Dealer Tire Financial LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 07/02/31		1,046	1,047,289
Gates Corp., 2024 Term Loan B5, (1-mo. CME Term SOFR + 2.25%), 7.10%, 06/04/31		1,679	1,681,013
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 9.26%, 10/28/27		856	781,986
TMK Hawk Parent Corp.(e)
2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31		58	37,416
2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.17%, 06/30/29		1,835	1,192,922
			10,380,800
Transportation Infrastructure — 0.2%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.85%), 9.97%, 04/06/28		501	500,520
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 11.20%, 12/15/26		729	725,471
			1,225,991
Total Floating Rate Loan Interests — 98.7% (Cost: $527,668,509)			521,870,676

	Shares
Investment Companies
Equity Funds — 0.1%
Janus Henderson AAA CLO ETF	15,000	763,200
Fixed Income Funds — 2.4%
Invesco Senior Loan ETF	591,200	12,421,112
Total Investment Companies — 2.5% (Cost: $13,200,099)		13,184,312

Security		Benefical Interest (000)	Value
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust(e)(p)	USD	1,156	$ —
Industrial Conglomerates — 0.0%
Millennium Corp. Claim(e)(p)		1,084	—
Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)
Preferred Securities
Capital Trusts — 1.0%(a)
Automobile Components — 0.0%
Aptiv PLC/Aptiv Global Financing DAC, 6.88%, 12/15/54	USD	200	202,102
Automobiles — 0.0%
General Motors Financial Co., Inc., Series C, 5.70%(j)		33	32,295
Banks(j) — 0.3%
Barclays PLC
4.38%		200	179,012
9.63%		200	225,183
Citigroup, Inc.
Series AA, 7.63%		81	86,538
Series CC, 7.13%		180	187,369
Series DD, 7.00%		45	48,155
HSBC Holdings PLC, 4.75%(c)	EUR	200	217,348
PNC Financial Services Group, Inc.
Series V, 6.20%	USD	67	68,206
Series W, 6.25%		72	73,115
Wells Fargo & Co.
6.85%		85	88,715
7.63%		111	120,883
			1,294,524
Capital Markets(j) — 0.2%
Goldman Sachs Group, Inc., Series Y, 6.13%		205	205,889
UBS Group AG(b)
6.85%		200	202,381
7.75%		200	213,841
Series NC10, 9.25%		200	235,867
			857,978
Diversified Telecommunication Services(c) — 0.0%
British Telecommunications PLC, 5.13%, 10/03/54	EUR	100	114,237
Telefonica Europe BV, 6.14%(j)		100	118,887
			233,124
Electric Utilities — 0.1%
Duke Energy Corp., 6.45%, 09/01/54	USD	73	75,796
Edison International, Series B, 5.00%(j)		75	73,282
EDP SA, 4.75%, 05/29/54(c)	EUR	100	112,595
Electricite de France SA, 3.38%(c)(j)		200	202,838
NRG Energy, Inc., 10.25%(b)(j)	USD	118	133,100
PG&E Corp., 7.38%, 03/15/55		45	47,199
Terna - Rete Elettrica Nazionale, 4.75%(c)(j)	EUR	100	113,819
			758,629
Energy Equipment & Services — 0.2%
Venture Global LNG, Inc., 9.00%(b)(j)	USD	908	920,375
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services — 0.0%
Corebridge Financial, Inc., 6.38%, 09/15/54	USD	59	$ 59,607
Gas Utilities — 0.0%
AltaGas Ltd., 7.20%, 10/15/54(b)		78	79,668
Snam SpA, 4.50%(c)(j)	EUR	100	112,484
			192,152
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp., 7.60%, 01/15/55	USD	71	74,695
Vistra Corp., 7.00%(b)(j)		170	173,537
			248,232
Media — 0.0%
SES SA, 6.00%, 09/12/54(c)	EUR	100	104,701
Multi-Utilities — 0.1%
CenterPoint Energy, Inc.
Series A, 7.00%, 02/15/55	USD	29	30,123
Series B, 6.85%, 02/15/55		60	61,870
Centrica PLC, 6.50%, 05/21/55(c)	GBP	100	137,071
Dominion Energy, Inc., Series B, 7.00%, 06/01/54	USD	45	49,132
			278,196
Oil, Gas & Consumable Fuels(b) — 0.0%
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55		70	73,543
7.63%, 03/01/55		29	30,054
			103,597
Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 6.50%, 08/30/84(c)	EUR	100	122,447
			5,407,959

	Shares
Preferred Stocks — 0.1%
Ground Transportation — 0.1%
Sirva BGRS Holdings, Inc., 15.25%, 07/21/30(d)(e)	382	286,260
		286,260
Total Preferred Securities — 1.1% (Cost: $5,520,041)		5,694,219
Warrants
Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(d)	2,435	—
Energy Equipment & Services — 0.0%
Turbo Cayman Ltd.(d)(e)	1	—
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(d)	1,152	$ 19,319
Total Warrants — 0.0% (Cost: $ — )		19,319
Total Long-Term Investments — 123.3% (Cost: $665,953,322)		651,599,970
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(q)(r)	3,201,389	3,201,389
Total Short-Term Securities — 0.6% (Cost: $3,201,389)		3,201,389
Total Investments — 123.9% (Cost: $669,154,711)		654,801,359
Liabilities in Excess of Other Assets — (23.9)%		(126,252,806)
Net Assets — 100.0%		$ 528,548,553

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Non-income producing security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $678,390, representing 0.1% of its net assets as of period end, and an original cost of $949,262.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Convertible security.
(j)	Perpetual security with no stated maturity date.
(k)	When-issued security.
(l)	Zero-coupon bond.
(m)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(n)	Rounds to less than 1,000.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)	Affiliate of the Fund.
(r)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 1,315,320	$ 1,886,069 (a)	$ —	$ —	$ —	$ 3,201,389	3,201,389	$ 53,948	$ —
iShares iBoxx $ High Yield Corporate Bond ETF(b)	1,160,850	—	(1,155,993)	17,193	(22,050)	—	—	18,089	—
				$ 17,193	$ (22,050)	$ 3,201,389		$ 72,037	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	115,000	USD	128,692	BNP Paribas SA	12/18/24	$ (280)
USD	4,799,733	EUR	4,299,000	BNP Paribas SA	12/18/24	(638)
USD	106,507	EUR	96,000	Morgan Stanley & Co. International PLC	12/18/24	(689)
USD	822,843	EUR	737,000	Toronto-Dominion Bank	12/18/24	(110)
USD	880,531	GBP	671,000	Barclays Bank PLC	12/18/24	(16,411)
USD	161,400	GBP	123,000	UBS AG	12/18/24	(3,017)
						$ (21,145)
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Matterhorn Telecom Holding S.A.	5.00%	Quarterly	Goldman Sachs International	12/20/29	EUR	8	$ (1,152)	$ (1,093)	$ (59)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	N/R	EUR	8	$ 866	$ 1,127	$ (261)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	N/R	EUR	15	55	(2,225)	2,280
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB	EUR	5	401	629	(228)
Faurecia SE	5.00	Quarterly	Goldman Sachs International	06/20/29	BB	EUR	4	321	444	(123)
Intrum AB	5.00	Quarterly	Goldman Sachs International	06/20/29	CC	EUR	1	(329)	(359)	30
Intrum AB	5.00	Quarterly	Goldman Sachs International	06/20/29	CC	EUR	1	(220)	(207)	(13)
								$ 1,094	$ (591)	$ 1,685

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 4.96%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	4,000	$ (3,889,822)	$ —	$ (3,889,822)
1-Day SOFR, 4.96%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Barclays Bank PLC	N/A	03/20/25	USD	5,000	(4,993,907)	—	(4,993,907)
1-Day SOFR, 4.96%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/25	USD	2,000	(1,962,598)	—	(1,962,598)
1-Day SOFR, 4.96%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	BNP Paribas SA	N/A	06/20/25	USD	14,200	(14,182,327)	—	(14,182,327)
									$ (25,028,654)	$ —	$ (25,028,654)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 15,125,361	$ —	$ 15,125,361
Common Stocks
Construction & Engineering	—	28,297	—	28,297
Electrical Equipment	—	—	—	—
Financial Services	—	175,763	601,586	777,349
Ground Transportation	—	—	8,304	8,304
Health Care Providers & Services	—	292,554	—	292,554
Industrial Conglomerates	—	—	—	—
Media	—	—	385,836	385,836
Semiconductors & Semiconductor Equipment	21	—	—	21
Trading Companies & Distributors	—	—	198,382	198,382
Corporate Bonds
Advertising Agencies	—	1,313,248	—	1,313,248
Aerospace & Defense	—	2,894,553	—	2,894,553
Air Freight & Logistics	—	44,873	—	44,873

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Automobile Components	$ —	$ 1,221,576	$ —	$ 1,221,576
Automobiles	—	945,114	1	945,115
Banks	—	795,680	—	795,680
Broadline Retail	—	218,250	—	218,250
Building Materials	—	1,958,212	—	1,958,212
Building Products	—	811,311	—	811,311
Capital Markets	—	1,366,048	—	1,366,048
Chemicals	—	2,949,898	—	2,949,898
Commercial Services & Supplies	18,183	6,168,150	—	6,186,333
Construction & Engineering	—	937,823	—	937,823
Consumer Finance	—	754,720	—	754,720
Consumer Staples Distribution & Retail	—	361,705	—	361,705
Containers & Packaging	—	2,545,371	—	2,545,371
Diversified REITs	—	1,401,953	—	1,401,953
Diversified Telecommunication Services	—	5,331,639	—	5,331,639
Electric Utilities	—	1,049,429	—	1,049,429
Electronic Equipment, Instruments & Components	—	428,758	—	428,758
Energy Equipment & Services	—	921,863	—	921,863
Entertainment	—	3,353,250	—	3,353,250
Environmental, Maintenance & Security Service	—	1,922,249	—	1,922,249
Financial Services	—	2,027,133	—	2,027,133
Food Products	—	1,503,944	—	1,503,944
Gas Utilities	—	18,902	—	18,902
Ground Transportation	—	143,400	—	143,400
Health Care Equipment & Supplies	—	1,152,154	—	1,152,154
Health Care Providers & Services	—	2,792,538	—	2,792,538
Health Care REITs	—	345,568	—	345,568
Hotel & Resort REITs	—	1,173,482	—	1,173,482
Hotels, Restaurants & Leisure	—	4,166,093	—	4,166,093
Household Durables	—	1,085,889	—	1,085,889
Household Products	—	148,050	—	148,050
Independent Power and Renewable Electricity Producers	—	247,814	—	247,814
Industrial Conglomerates	—	—	1	1
Insurance	—	6,301,065	—	6,301,065
Interactive Media & Services	—	117,582	—	117,582
Internet Software & Services	—	849,588	—	849,588
IT Services	—	550,284	—	550,284
Machinery	—	2,677,682	—	2,677,682
Media	—	3,752,419	—	3,752,419
Metals & Mining	—	2,584,537	—	2,584,537
Mortgage Real Estate Investment Trusts (REITs)	—	158,565	—	158,565
Oil, Gas & Consumable Fuels	—	10,141,228	—	10,141,228
Passenger Airlines	—	480,203	—	480,203
Personal Care Products	—	103,570	—	103,570
Pharmaceuticals	—	1,028,773	—	1,028,773
Real Estate Management & Development	—	537,720	—	537,720
Retail REITs	—	43,794	—	43,794
Semiconductors & Semiconductor Equipment	—	189,185	—	189,185
Software	—	6,320,911	—	6,320,911
Specialty Retail	—	232,526	—	232,526
Technology Hardware, Storage & Peripherals	—	306,694	—	306,694
Textiles, Apparel & Luxury Goods	—	146,749	—	146,749
Trading Companies & Distributors	—	330,292	—	330,292
Transportation Infrastructure	—	50,524	—	50,524
Fixed Rate Loan Interests	—	2,592,624	—	2,592,624
Floating Rate Loan Interests	—	507,595,687	14,274,989	521,870,676
Investment Companies	13,184,312	—	—	13,184,312
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	5,407,959	—	5,407,959
Preferred Stocks	—	—	286,260	286,260
Warrants	19,319	—	—	19,319
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 3,201,389	$ —	$ —	$ 3,201,389
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(1,033)	—	(1,033)
	$16,423,224	$622,621,743	$15,755,359	$654,800,326
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 2,310	$ —	$ 2,310
Liabilities
Credit Contracts	—	(684)	—	(684)
Foreign Currency Exchange Contracts	—	(21,145)	—	(21,145)
Interest Rate Contracts	—	(25,028,654)	—	(25,028,654)
	$—	$(25,048,173)	$—	$(25,048,173)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $116,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants	Total
Assets
Opening balance, as of December 31, 2023	$ 470,693	$ — (a)	$ 17,370,922	$ — (a)	$ 82,144	870	$ — (a)	$ 17,924,629
Transfers into Level 3(b)	17	—	7,224,855	—	—	—	—	7,224,872
Transfers out of Level 3(c)	(211,485)	—	(6,973,482)	—	—	—	—	(7,184,967)
Accrued discounts/premiums	—	—	47,847	—	—	—	—	47,847
Net realized gain (loss)	(11,909,013)	—	(877,581)	—	1,245	—	—	(12,785,349)
Net change in unrealized appreciation (depreciation)(d)	11,643,187	—	279,792	—	(388)	(870)	—	11,921,721
Purchases	1,200,805	2	10,890,192	—	286,259	—	—	12,377,258
Sales	(96)	—	(13,687,556)	—	(83,000)	—	—	(13,770,652)
Closing balance, as of September 30, 2024	$ 1,194,108	$ 2	$ 14,274,989	$ — (a)	$ 286,260	—	$ — (a)	$ 15,755,359
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024(d)	$ (255,168)	$ —	$ (712,607)	$ —	$ 2	—	$ —	$ (967,773)

(a)	Rounds to less than $1.
(b)
As of December 31, 2023, the Fund used observable inputs in determining the value of certain investments. As of September 30, 2024, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2023, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2024, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation
EUR	Euro
GBP	British Pound
Currency Abbreviation (continued)
USD	United States Dollar

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
Schedule of Investments